Revenue - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of disaggregation of revenue from contracts with customers [line items]
Maximum payouts as per guarantee	$ 72	$ 85
Impairment charges	53
Non-SVC contract asset [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Impairment charges	20
SVC contract asset [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Impairment charges	33
System Fund [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Increase decrease in revenue of central segment	20	18	$ 15
Increase decrease in operating profit of central segment	21	22	$ 20
Americas [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Impairment charges	$ 42
Americas [Member] | Minimum [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Discount rate	8.40%
Americas [Member] | Maximum [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Discount rate	9.30%
EMEAA [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Discount rate	14.10%
Impairment charges	$ 11
Greater China [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Discount rate	13.30%
Europe [Member] | Minimum [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Discount rate	9.50%
Europe [Member] | Maximum [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Discount rate	10.40%
Performance Guarantees [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Performance guarantees included within trade and other payables	$ 1	$ 2